Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Liabilities [Abstract]
2025	$ 1,732
2026	1,751
2027	1,690
2028	1,636
2029 and forward	3,524
Total operating lease payments	10,333
Less: imputed interest	(2,713)
Present value of lease liabilities	$ 7,620	$ 1,956